Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,165,198)	$ (20,866,169)	$ (38,033,588)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	2,554,235	2,601,044	3,519,859
Net provision for (reversal of) credit losses	296,987	(1,052,143)	975,114
Reversal of share-based compensation expenses	(363,949)	(1,013,080)	(153,034)
Loss on disposal of property, plant and equipment	103,941	3,694	478,849
Loss on disposal of intangible assets			200,000
Inventory write-down	49,476	272,316	340,186
Loss (gain) on short-term investment	508,155	(382,896)	(356,996)
Impairment of goodwill	1,327,457		2,299,628
Deferred income taxes	(320,983)	(42,545)	(1,031,461)
Impairment of property, plant and equipment			57,117
Impairment of intangible assets	1,096,816		3,708,247
Impairment of VAT recoverable	2,391,242		16,688,647
Loss from cybersecurity event			2,251,551
Noncash lease expenses	1,048,615	1,446,952	1,835,542
(Gain) loss from modification of lease contract	(17,424)	15,334
(Gain) loss on foreign currency transactions	(3,078,562)	2,169,880	(456,647)
Loss (gain) on disposal of cryptocurrencies		374,964	(744,803)
Gain on disposal of subsidiaries			(7,524)
Changes in assets and liabilities:
Accounts receivable, net	260,007	49,129	2,612,509
Inventories, net	(2,753,317)	(191,030)	(122,326)
Advances to suppliers	(395,405)	20,400	229,246
VAT recoverable	125,155	(33,836)	(133,790)
Prepayments and other current assets, net	4,042,281	1,722,176	956,970
Other assets	221,214	474,554	(323,279)
Accounts payable	144,400	(112,408)	(1,130,842)
Other non-current liability	(34,786)	382,678
Advances from customers	(41,497)	(11,976)	(916,451)
Accrued liabilities and other payables	(2,043,999)	(3,440,917)	(4,272,841)
NET CASH USED IN OPERATING ACTIVITIES	(9,045,139)	(17,613,879)	(11,530,117)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(4,497,134)	(223,106)	(985,794)
Proceeds from disposal of property, plant and equipment	184,717	15,251
Cash paid for short-term investments	(17,110,774)	(36,286,215)
Collections from short-term investments	16,056,425	31,635,910	5,694,982
Purchase of cryptocurrencies			(9,162,886)
Proceeds from disposal of cryptocurrencies			7,199,398
Prepayment for property, plant and equipment		(4,716,030)	(123,000)
Payments for business combination, net of cash acquired		(317,395)
Cash from disposal of subsidiaries, net of cash disposed of			7,524
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(5,366,766)	(9,891,585)	2,630,224
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	427,044	(410,170)	(407,061)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(13,984,861)	(27,915,634)	(9,306,954)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	215,004,528	242,920,162	252,227,116
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	201,019,667	215,004,528	242,920,162
Cash paid for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment		2,131	34,596
Reduction of PPE cost and AP due to contract settlement	3,188,367,000,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,119,621	273,213	1,801,664
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	136,855	1,350,538	320,911
Issuance of vested restricted share awards			98
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	200,191,726	213,822,331	241,634,262
Restricted cash, current	31,155	580,019	88,614
Restricted cash, non-current	796,786	602,178	1,197,286
Total cash, cash equivalents and restricted cash	$ 201,019,667	$ 215,004,528	$ 242,920,162